Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 33-65632

SCHRODER SERIES TRUST

Supplement dated March 17, 2016 to
the Prospectus and Statement of Additional Information, each dated March 1, 2016, as supplemented,

for Schroder Global Multi-Asset Income Fund (the “Fund”)

The following supplements the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) to reflect the resignation of Iain Cunningham, a portfolio manager for the Fund.

The Prospectus and SAI are hereby revised to remove all references to Iain Cunningham.

PRO-SUP-03-2016-2